Pay vs Performance Disclosure - USD ($)		4 Months Ended	6 Months Ended		9 Months Ended	12 Months Ended
		Dec. 31, 2023	Dec. 25, 2022	Jun. 14, 2022	Sep. 11, 2023	Dec. 28, 2025	Dec. 29, 2024	Dec. 31, 2023	Dec. 25, 2022	Dec. 26, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

Pay Versus Performance

This section provides a detailed analysis of the Compensation Actually Paid (“CAP”) (as calculated by the SEC rules) to the Company’s executive officers listed below as compared with the performance of the Company and our peer group.

As discussed in the Compensation Discussion and Analysis section above, our Compensation Committee has implemented an executive compensation program designed to link a substantial portion of our NEOs’ compensation to the achievement of the Company’s financial and strategic objectives, and to align our executive pay with changes in the value of our shareholders’ investments. The following table shows the CAP to our Principal Executive Officer (“PEO” or “CEO”) for each of fiscal years 2021 through 2025 and the average CAP to our non-PEO NEOs for each fiscal year as compared with the performance of the Company as measured by the total shareholder return (“TSR”), net income (loss), and Adjusted EBITDA and the performance of our peer group’s TSR. The dollar values shown for CAP in the table below do not reflect the actual amount of compensation earned or paid during the applicable year.

									Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO (Current CEO)(1)	Compensation Actually Paid to PEO (Current CEO)(1)(9)	Summary Compensation Table Total for PEO (2023 Former CEO)(2)	Compensation Actually Paid to PEO (2023 Former CEO)(2)(9)	Summary Compensation Table Total for PEO (2022 Former CEO)(3)	Compensation Actually Paid to PEO (2022 Former CEO)(3)(9)	Average Summary Compensation Table Total for Non-PEO NEOs(4)	Average Compensation Actually Paid to Non-PEO NEOs(4)(9)	Total Shareholder Return(5)	Peer Group Total Shareholder Return(5)(6)	Net Income (Loss) ($ in thousands)(7)	Adjusted EBITDA ($ in thousands)(8)
2025	$4,614,104	$2,181,196	$—	$—	$—	$—	$1,607,995	$861,874	$24	$121	$(47,960)	$11,754
2024	$3,841,378	$2,187,862	$—	$—	$—	$—	$1,362,791	$806,109	$41	$142	$(125,748)	$11,167
2023	$3,128,681	$1,585,310	$5,819,313	$2,863,033	$—	$—	$1,657,452	$986,971	$80	$119	$(14,173)	$28,984
2022	$—	$—	$5,824,544	$5,513,187	$4,425,156	$(6,387,623)	$2,059,452	$897,701	$100	$112	$62,273	$116,999
2021	$—	$—	$—	$—	$5,811,254	$9,920,085	$2,125,200	$3,203,326	$144	$147	$61,634	$103,820

(1)	These amounts reflect the compensation of Ms. Owen (our “Current CEO”) who was appointed as the Company’s CEO effective September 12, 2023.

(2)	These amounts reflect the compensation of Mr. Steven Cooper (our “2023 Former CEO”) who retired as the Company’s CEO effective September 12, 2023.

(3)	These amounts reflect the compensation of Mr. Patrick Beharelle (our “2022 Former CEO”) who resigned as the Company’s CEO effective June 14, 2022.

(4)	For 2025 and 2024, the Non-PEO NEOs were Messrs. Schweihs, Ferencz and Betori and Ms. Willis. For 2023, the Non-PEO NEOs were Messrs. Schweihs, Derrek Gafford, Ferencz, and Betori and Ms. Willis. For 2022 and 2021, the Non-PEO NEOs were Messrs. Ferencz, Gafford, and Schweihs and Ms. Owen.

(5)	These amounts are based on information prepared by Zacks Investment Research, Inc. and assume a $100 investment on fiscal year end (“FYE”) 2020 which was December 27, 2020. Copyright 1980-2026. Index Data: Copyright Standard and Poor’s, Inc. Used with permission. All rights reserved.

(6)	These amounts represent the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization. The peer group used is the S&P 1500 Human Resources and Employment Services Index. The S&P 1500 Human Resources and Employment Services Index is the same index we use in our performance graph in Form 10-K for the applicable year.

(7)	These amounts represent net income (loss) reflected in the Company’s Consolidated Statements of Operations and Comprehensive Income (Loss) in Form 10-K for the applicable year.

(8)	The Company has determined that Adjusted EBITDA, a non-GAAP financial measure, is the most important financial measure (not otherwise required in the table) used by the Company to link CAP to Company performance for the most recently completed fiscal year. See Appendix A for definition of Adjusted EBITDA as well as the reconciliation of net income (loss) to Adjusted EBITDA.

(9)	CAP was calculated according to applicable SEC rules. For 2025 CAP, the following adjustments were made to 2025 total compensation amounts shown in the 2025 Summary Compensation Table in this proxy statement:

Year	Executive(s)	Summary Compensation Table Total	Subtract Stock Awards	Add Year-End Fair Value of Current Year RS and RSU Awards	Add Year-End Fair Value of Current Year PSU Awards(a)	Add Change in Fair Value of Prior RS and RSU Awards	Add Change in Fair Value of Prior PSU Awards(a)	Add Change in Fair Value of Current Year Vested Equity Awards	Add Change in Fair Value of Prior Vested Equity Awards	Subtract Value of Equity Awards that Failed to Meet Vesting Conditions(b)	Compensation Actually Paid
2025	Current CEO	$4,614,104	$2,545,479	$842,124	$341,582	$(275,651)	$(734,364)	$—	$(61,120)	$—	$2,181,196
	Average for Non-PEO NEOs	$1,607,995	$684,163	$180,468	$85,483	$(69,250)	$(218,035)	$15,884	$(33,965)	$(22,543)	$861,874

(a)	The following table shows the estimated and actual payouts of the annual PSUs awarded as of each FYE date noted, used to calculate the CAP above.

Estimated/Actual Payout as of:	2022 PSU Award	2023 PSU Award	2024 PSU Award EBITDA	2024 PSU Award rTSR	2025 PSU Award EBITDA	2025 PSU Award rTSR
FYE 2024	—%	—%	100.0%	100.0%
Vest Date in 2025	—%
FYE 2025		—%	—%	100.0%	—%	100.0%

(b)	This amount represents the average fair value of awards forfeited for non-PEO NEOs (as a result awards that were forfeited upon Ms. Willis’s separation).

Company Selected Measure Name						Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]

(1)	These amounts reflect the compensation of Ms. Owen (our “Current CEO”) who was appointed as the Company’s CEO effective September 12, 2023.

(2)	These amounts reflect the compensation of Mr. Steven Cooper (our “2023 Former CEO”) who retired as the Company’s CEO effective September 12, 2023.

(3)	These amounts reflect the compensation of Mr. Patrick Beharelle (our “2022 Former CEO”) who resigned as the Company’s CEO effective June 14, 2022.

(4)	For 2025 and 2024, the Non-PEO NEOs were Messrs. Schweihs, Ferencz and Betori and Ms. Willis. For 2023, the Non-PEO NEOs were Messrs. Schweihs, Derrek Gafford, Ferencz, and Betori and Ms. Willis. For 2022 and 2021, the Non-PEO NEOs were Messrs. Ferencz, Gafford, and Schweihs and Ms. Owen.

Peer Group Issuers, Footnote						These amounts represent the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization. The peer group used is the S&P 1500 Human Resources and Employment Services Index. The S&P 1500 Human Resources and Employment Services Index is the same index we use in our performance graph in Form 10-K for the applicable year.
Adjustment To PEO Compensation, Footnote

(9)	CAP was calculated according to applicable SEC rules. For 2025 CAP, the following adjustments were made to 2025 total compensation amounts shown in the 2025 Summary Compensation Table in this proxy statement:

Year	Executive(s)	Summary Compensation Table Total	Subtract Stock Awards	Add Year-End Fair Value of Current Year RS and RSU Awards	Add Year-End Fair Value of Current Year PSU Awards(a)	Add Change in Fair Value of Prior RS and RSU Awards	Add Change in Fair Value of Prior PSU Awards(a)	Add Change in Fair Value of Current Year Vested Equity Awards	Add Change in Fair Value of Prior Vested Equity Awards	Subtract Value of Equity Awards that Failed to Meet Vesting Conditions(b)	Compensation Actually Paid
2025	Current CEO	$4,614,104	$2,545,479	$842,124	$341,582	$(275,651)	$(734,364)	$—	$(61,120)	$—	$2,181,196
	Average for Non-PEO NEOs	$1,607,995	$684,163	$180,468	$85,483	$(69,250)	$(218,035)	$15,884	$(33,965)	$(22,543)	$861,874

(a)	The following table shows the estimated and actual payouts of the annual PSUs awarded as of each FYE date noted, used to calculate the CAP above.

Estimated/Actual Payout as of:	2022 PSU Award	2023 PSU Award	2024 PSU Award EBITDA	2024 PSU Award rTSR	2025 PSU Award EBITDA	2025 PSU Award rTSR
FYE 2024	—%	—%	100.0%	100.0%
Vest Date in 2025	—%
FYE 2025		—%	—%	100.0%	—%	100.0%

(b)	This amount represents the average fair value of awards forfeited for non-PEO NEOs (as a result awards that were forfeited upon Ms. Willis’s separation).

Non-PEO NEO Average Total Compensation Amount	[1]					$ 1,607,995	$ 1,362,791	$ 1,657,452	$ 2,059,452	$ 2,125,200
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2]					$ 861,874	$ 806,109	986,971	897,701	3,203,326
Performance Share Units Payout Percentage 2022 Annual Award						0.00%	0.00%
Performance Share Units Payout Percentage 2023 Annual Award						0.00%	0.00%
Performance Share Units Payout Percentage 2024 Annual Award Earnings Before Interest, Taxes, Depreciation, and Amortization						0.00%	100.00%
Performance Share Units Payout Percentage 2024 Annual Award Relative Total Shareholder Return						100.00%	100.00%
Performance Share Units Payout Percentage 2025 Annual Award Earnings Before Interest, Taxes, Depreciation, and Amortization						0.00%
Performance Share Units Payout Percentage 2025 Annual Award Relative Total Shareholder Return						100.00%
Adjustment to Non-PEO NEO Compensation Footnote

(9)	CAP was calculated according to applicable SEC rules. For 2025 CAP, the following adjustments were made to 2025 total compensation amounts shown in the 2025 Summary Compensation Table in this proxy statement:

Year	Executive(s)	Summary Compensation Table Total	Subtract Stock Awards	Add Year-End Fair Value of Current Year RS and RSU Awards	Add Year-End Fair Value of Current Year PSU Awards(a)	Add Change in Fair Value of Prior RS and RSU Awards	Add Change in Fair Value of Prior PSU Awards(a)	Add Change in Fair Value of Current Year Vested Equity Awards	Add Change in Fair Value of Prior Vested Equity Awards	Subtract Value of Equity Awards that Failed to Meet Vesting Conditions(b)	Compensation Actually Paid
2025	Current CEO	$4,614,104	$2,545,479	$842,124	$341,582	$(275,651)	$(734,364)	$—	$(61,120)	$—	$2,181,196
	Average for Non-PEO NEOs	$1,607,995	$684,163	$180,468	$85,483	$(69,250)	$(218,035)	$15,884	$(33,965)	$(22,543)	$861,874

(a)	The following table shows the estimated and actual payouts of the annual PSUs awarded as of each FYE date noted, used to calculate the CAP above.

Estimated/Actual Payout as of:	2022 PSU Award	2023 PSU Award	2024 PSU Award EBITDA	2024 PSU Award rTSR	2025 PSU Award EBITDA	2025 PSU Award rTSR
FYE 2024	—%	—%	100.0%	100.0%
Vest Date in 2025	—%
FYE 2025		—%	—%	100.0%	—%	100.0%

(b)	This amount represents the average fair value of awards forfeited for non-PEO NEOs (as a result awards that were forfeited upon Ms. Willis’s separation).

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

The most important financial performance measures used by the Company to link CAP to our NEOs, for the most recently completed fiscal year, to the Company’s performance are listed in the table below, each of which is described in more detail in the Compensation Discussion and Analysis section above or in prior proxy statements.

Financial Performance Measures

●	Adjusted EBITDA

●	Revenue

●	Relative Total Shareholder Return

Total Shareholder Return Amount	[3]					$ 24	$ 41	80	100	144
Peer Group Total Shareholder Return Amount	[3],[4]					121	142	119	112	147
Net Income (Loss) Attributable to Parent	[5]					$ (47,960,000)	$ (125,748,000)	$ (14,173,000)	$ 62,273,000	$ 61,634,000
Company Selected Measure Amount	[6]					11,754,000	11,167,000	28,984,000	116,999,000	103,820,000
PEO Name		Ms. Owen	Mr. Steven Cooper	Mr. Patrick Beharelle	Mr. Steven Cooper	Ms. Owen	Ms. Owen			Mr. Patrick Beharelle
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name						Adjusted EBITDA
Non-GAAP Measure Description						The Company has determined that Adjusted EBITDA, a non-GAAP financial measure, is the most important financial measure (not otherwise required in the table) used by the Company to link CAP to Company performance for the most recently completed fiscal year. See Appendix A for definition of Adjusted EBITDA as well as the reconciliation of net income (loss) to Adjusted EBITDA.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name						Revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name						Relative Total Shareholder Return
Non-PEO NEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						$ 684,163
Non-PEO NEO [Member] | Year-End Fair Value of Current Year RS and RSU Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						180,468
Non-PEO NEO [Member] | Year-End Fair Value of Current Year PSU Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[7]					85,483
Non-PEO NEO [Member] | Change in Fair Value of Prior RS and RSU Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						(69,250)
Non-PEO NEO [Member] | Change in Fair Value of Prior PSU Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[7]					(218,035)
Non-PEO NEO [Member] | Change in Fair Value of Current Year Vested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						15,884
Non-PEO NEO [Member] | Change in Fair Value of Prior Vested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						(33,965)
Non-PEO NEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[8]					(22,543)
Ms. Owen [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[9]	$ 3,128,681				4,614,104	$ 3,841,378
PEO Actually Paid Compensation Amount	[2],[9]	$ 1,585,310				2,181,196	$ 2,187,862
Ms. Owen [Member] | PEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						2,545,479
Ms. Owen [Member] | PEO [Member] | Year-End Fair Value of Current Year RS and RSU Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						842,124
Ms. Owen [Member] | PEO [Member] | Year-End Fair Value of Current Year PSU Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[7]					341,582
Ms. Owen [Member] | PEO [Member] | Change in Fair Value of Prior RS and RSU Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						(275,651)
Ms. Owen [Member] | PEO [Member] | Change in Fair Value of Prior PSU Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[7]					(734,364)
Ms. Owen [Member] | PEO [Member] | Change in Fair Value of Current Year Vested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						0
Ms. Owen [Member] | PEO [Member] | Change in Fair Value of Prior Vested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						(61,120)
Ms. Owen [Member] | PEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[8]					$ 0
Mr. Steven Cooper [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[10]				$ 5,819,313				$ 5,824,544
PEO Actually Paid Compensation Amount	[2],[10]				$ 2,863,033				5,513,187
Mr. Patrick Beharelle [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[11]								4,425,156	$ 5,811,254
PEO Actually Paid Compensation Amount	[2],[11]								$ (6,387,623)	$ 9,920,085

[1]	For 2025 and 2024, the Non-PEO NEOs were Messrs. Schweihs, Ferencz and Betori and Ms. Willis. For 2023, the Non-PEO NEOs were Messrs. Schweihs, Derrek Gafford, Ferencz, and Betori and Ms. Willis. For 2022 and 2021, the Non-PEO NEOs were Messrs. Ferencz, Gafford, and Schweihs and Ms. Owen.
[2]	CAP was calculated according to applicable SEC rules. For 2025 CAP, the following adjustments were made to 2025 total compensation amounts shown in the 2025 Summary Compensation Table in this proxy statement:
[3]	These amounts are based on information prepared by Zacks Investment Research, Inc. and assume a $100 investment on fiscal year end (“FYE”) 2020 which was December 27, 2020. Copyright 1980-2026. Index Data: Copyright Standard and Poor’s, Inc. Used with permission. All rights reserved.
[4]	These amounts represent the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization. The peer group used is the S&P 1500 Human Resources and Employment Services Index. The S&P 1500 Human Resources and Employment Services Index is the same index we use in our performance graph in Form 10-K for the applicable year.
[5]	These amounts represent net income (loss) reflected in the Company’s Consolidated Statements of Operations and Comprehensive Income (Loss) in Form 10-K for the applicable year.
[6]	The Company has determined that Adjusted EBITDA, a non-GAAP financial measure, is the most important financial measure (not otherwise required in the table) used by the Company to link CAP to Company performance for the most recently completed fiscal year. See Appendix A for definition of Adjusted EBITDA as well as the reconciliation of net income (loss) to Adjusted EBITDA.
[7]	The following table shows the estimated and actual payouts of the annual PSUs awarded as of each FYE date noted, used to calculate the CAP above.
[8]	This amount represents the average fair value of awards forfeited for non-PEO NEOs (as a result awards that were forfeited upon Ms. Willis’s separation).
[9]	These amounts reflect the compensation of Ms. Owen (our “Current CEO”) who was appointed as the Company’s CEO effective September 12, 2023.
[10]	These amounts reflect the compensation of Mr. Steven Cooper (our “2023 Former CEO”) who retired as the Company’s CEO effective September 12, 2023.
[11]	These amounts reflect the compensation of Mr. Patrick Beharelle (our “2022 Former CEO”) who resigned as the Company’s CEO effective June 14, 2022.